CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Legg Mason Global Asset Management Trust (1933 Act File No. 333-162441; 1940 Act File No. 811-22338) (“Registrant”) hereby certifies (a) that the forms of the prospectus and statement of additional information used with respect to Class A, Class A2, Class C, Class FI, Class R, Class I and Class IS of Legg Mason Strategic Real Return Fund, a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 58 to the Registrant’s Registration Statement (“Amendment No. 58”), and (b) that Amendment No. 58 was filed electronically.

Dated as of: April 3, 2013	By: /s/ Richard Wachterman
Name: Richard Wachterman
Title: Assistant Secretary